INCOME TAX - Valuation Allowance (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Movements in the valuation allowance
Balance at the beginning of the period	₽ (7,763)	$ (104.5)	₽ (3,828)	₽ (1,717)
Charged to expenses	(5,145)	(69.3)	(3,428)	(2,316)
Foreign currency translation adjustment	(19)	(0.3)	(272)	205
Acquisition-related change			(1,094)
Other	445	6.1	859
Balance at the end of the period	₽ (12,482)	$ (168.0)	₽ (7,763)	₽ (3,828)